SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended
	Jan. 13, 2022	Nov. 24, 2021	Nov. 09, 2021	Oct. 28, 2021	Sep. 07, 2021	Dec. 31, 2022	Jun. 30, 2022
STB [Member]
Gross proceeds			$ 40,654,827
Calvary Fund One Lp [Member] | Series B1 Convertible Preferred Stocks [Member]
Share price		$ 0.742245
Share issued		2,694,514
Gross proceeds		$ 2,000,000
Calvary Fund One Lp [Member] | STB [Member]
Share issued			19,831,623		673,628
L1 Capital [Member]
Warrant to common stock			45,053
Exercise price			$ 3.1336
Debt forgiveness			$ 150,000
Share price			$ 0.00001
Gross proceeds		$ 2,000,000
L1 Capital [Member] | Tranche Three [Member]
Gross proceeds			$ 1,000,000
L1 Capital [Member] | Tranche Two [Member]
Gross proceeds				$ 500,000
L1 Capital [Member] | Initial Tranche [Member]
Gross proceeds					$ 2,000,000
L1 Capital [Member] | Calvary Fund One Lp [Member] | Initial Tranche [Member]
Share issued					2,694,514
Gross proceeds					$ 2,000,000
Series B-1, Preferred Stock | Calvary Fund One Lp [Member] | Tranche Three [Member]
Share price			$ 0.742245
Share issued			1,347,256
Gross proceeds			$ 1,000,000
Series B-1, Preferred Stock | Calvary Fund One Lp [Member] | Tranche One [Member]
Share price					$ 0.742245
Share issued					637,628
Gross proceeds					$ 500,000
Series B-1, Preferred Stock | Calvary Fund One Lp [Member] | Tranche Two [Member]
Share price				$ 0.742245
Share issued				637,628
Gross proceeds				$ 500,000
Subsequent Event [Member]
Closing Consideration of the purchase agreement	$ 150,000					$ 1,500,000	$ 1,500,000